Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	December 31,	December 31,
Schedule of Marketable Securities Value	2023	2022
Equity securities
Fair value and carrying value at beginning of year	$98,053	$105,218
Increase (decrease) in fair value	1,077,839	(7,165)
Fair value and carrying value at balance sheet date	$1,175,892	$98,053